FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-06685

John Hancock Patriot Global Dividend Fund
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Amanda Spring
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: 6/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: 12725100 Patriot Global Dividend

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/19/05  Annual
   1.01   Elect William D. Harvey MGMT YES FOR FOR
   1.02   Elect Singleton B. McAllister MGMT YES FOR FOR
   1.03   Elect Anthony R. Weiler MGMT YES FOR FOR

   Ameren Corp AEE  023608102  4/26/05  Annual
   1.01   Elect Susan S. Elliott MGMT YES FOR FOR
   1.02   Elect Gayle P.W. Jackson MGMT YES FOR FOR
   1.03   Elect James C. Johnson MGMT YES FOR FOR
   1.04   Elect Richard A. Liddy MGMT YES FOR FOR
   1.05   Elect Gordon R. Lohman MGMT YES FOR FOR
   1.06   Elect Richard A. Lumpkin MGMT YES FOR FOR
   1.07   Elect Paul L. Miller Jr. MGMT YES FOR FOR
   1.08   Elect Charles W. Mueller MGMT YES FOR FOR
   1.09   Elect Douglas R. Oberhelman MGMT YES FOR FOR
   1.10   Elect Gary L. Rainwater MGMT YES FOR FOR
   1.11   Elect Harvey Saligman MGMT YES FOR FOR
   1.12   Elect Patrick T. Stokes MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Review nuclear facility/waste SHLDR YES ABSTAIN AGNST
   4.00   Independent board chairman SHLDR YES AGNST FOR

   Aquila Inc ILA  03840P102  5/4/05  Annual
   1.01   Elect Herman Cain MGMT YES FOR FOR
   1.02   Elect Patrick J. Lynch MGMT YES FOR FOR
   1.03   Elect Nicholas J. Singer MGMT YES FOR FOR

   CH Energy Group Inc CHG  12541M102  4/26/05  Annual
   1.01   Elect Margarita K. Dilley MGMT YES FOR FOR
   1.02   Elect Steven M. Fetter MGMT YES FOR FOR
   1.03   Elect Stanley J. Grubel MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Dominion Resources Inc D  25746U109  4/22/05  Annual
   1.01   Elect Peter W. Brown MGMT YES FOR FOR
   1.02   Elect Ronald J. Calise MGMT YES FOR FOR
   1.03   Elect Thomas E. Capps MGMT YES FOR FOR
   1.04   Elect George A. Davidson Jr. MGMT YES FOR FOR
   1.05   Elect Thomas F. Farrell II MGMT YES FOR FOR
   1.06   Elect John W. Harris MGMT YES FOR FOR
   1.07   Elect Robert S. Jepson Jr. MGMT YES FOR FOR
   1.08   Elect Mark J. Kington MGMT YES FOR FOR
   1.09   Elect Benjamin J. Lambert III MGMT YES FOR FOR
   1.10   Elect Richard L. Leatherwood MGMT YES FOR FOR
   1.11   Elect Margaret A. McKenna MGMT YES FOR FOR
   1.12   Elect Kenneth A. Randall MGMT YES FOR FOR
   1.13   Elect Frank S. Royal MGMT YES FOR FOR
   1.14   Elect S. Dallas Simmons MGMT YES FOR FOR
   1.15   Elect David A. Wollard MGMT YES FOR FOR
   2.00   Adopt Director Stock Incentive Plan MGMT YES AGNST AGNST
   3.00   Adopt Stock Incentive Plan MGMT YES FOR FOR
   4.00   Ratify selection of auditors MGMT YES FOR FOR
   5.00   Report or take action on climate change SHLDR YES ABSTAIN AGNST

   DTE Energy Co DTE  233331107  4/28/05  Annual
   1.01   Elect Lillian Bauder MGMT YES FOR FOR
   1.02   Elect Josue Robles Jr. MGMT YES FOR FOR
   1.03   Elect Howard F. Sims MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Duke Energy Corp DUK  264399106  5/12/05  Annual
   1.01   Elect Roger Agnelli MGMT YES FOR FOR
   1.02   Elect G. Alex Bernhardt Sr. MGMT YES FOR FOR
   1.03   Elect Dennis R. Hendrix MGMT YES FOR FOR
   1.04   Elect A. Max Lennon MGMT YES FOR FOR
   2.00   Repeal classified board MGMT YES FOR FOR
   3.00   Ratify selection of auditors MGMT YES FOR FOR

   El Paso Tennessee Pipeline   283727204  7/16/04  Annual
   1.00   Elect Joe B. Wyatt MGMT YES WHOLD AGNST

   Energy East Corp EAS  29266M109  6/9/05  Annual
   1.01   Elect John T. Cardis MGMT YES FOR FOR
   1.02   Elect Joseph J. Castiglia MGMT YES FOR FOR
   1.03   Elect Lois B. DeFleur MGMT YES FOR FOR
   1.04   Elect G. Jean Howard MGMT YES FOR FOR
   1.05   Elect David M. Jagger MGMT YES FOR FOR
   1.06   Elect Seth A. Kaplan MGMT YES FOR FOR
   1.07   Elect Ben E. Lynch MGMT YES FOR FOR
   1.08   Elect Peter J. Moynihan MGMT YES FOR FOR
   1.09   Elect Walter G. Rich MGMT YES FOR FOR
   1.10   Elect Wesley W. von Schack MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Great Plains Energy Inc GXP  391164100  5/3/05  Annual
   1.01   Elect David L. Bodde MGMT YES FOR FOR
   1.02   Elect Michael J. Chesser MGMT YES FOR FOR
   1.03   Elect William H. Downey MGMT YES FOR FOR
   1.04   Elect Mark A. Ernst MGMT YES FOR FOR
   1.05   Elect Randall C. Ferguson Jr. MGMT YES FOR FOR
   1.06   Elect William K. Hall MGMT YES FOR FOR
   1.07   Elect Luis A. Jimenez MGMT YES FOR FOR
   1.08   Elect James A. Mitchell MGMT YES FOR FOR
   1.09   Elect William C. Nelson MGMT YES FOR FOR
   1.10   Elect Linda Hood Talbott MGMT YES FOR FOR
   1.11   Elect Robert H. West MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   KeySpan Corp KSE  49337W100  5/20/05  Annual
   1.01   Elect Robert B. Catell MGMT YES FOR FOR
   1.02   Elect Andrea S. Christensen MGMT YES FOR FOR
   1.03   Elect Robert J. Fani MGMT YES FOR FOR
   1.04   Elect Alan H. Fishman MGMT YES FOR FOR
   1.05   Elect James R. Jones MGMT YES FOR FOR
   1.06   Elect James L. Larocca MGMT YES FOR FOR
   1.07   Elect Gloria C. Larson MGMT YES FOR FOR
   1.08   Elect Stephen W. McKessy MGMT YES FOR FOR
   1.09   Elect Edward D. Miller MGMT YES FOR FOR
   1.10   Elect Vikki L. Pryor MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   NiSource Inc NI  65473P105  5/10/05  Annual
   1.01   Elect Steven R. McCracken MGMT YES FOR FOR
   1.02   Elect Ian M. Rolland MGMT YES FOR FOR
   1.03   Elect Robert C Skaggs Jr MGMT YES FOR FOR
   1.04   Elect John W. Thompson MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Adopt Stock Incentive Plan MGMT YES AGNST AGNST
   4.00   Add shares to employee stock purchase plan MGMT YES FOR FOR
   5.00   Repeal classified board SHLDR YES FOR AGNST
   6.00   Majority vote to elect directors SHLDR YES AGNST FOR

   NSTAR NST  67019E107  4/28/05  Annual
   1.01   Elect Charles K. Gifford MGMT YES FOR FOR
   1.02   Elect Paul A. LaCamera MGMT YES FOR FOR
   1.03   Elect Sherry H. Penney MGMT YES FOR FOR
   1.04   Elect William C. Van Faasen MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Increase authorized common stock MGMT YES FOR FOR

   OGE Energy Corp OGE  670837103  5/19/05  Annual
   1.01   Elect Herbert H. Champlin MGMT YES FOR FOR
   1.02   Elect Linda Petree Lambert MGMT YES FOR FOR
   1.03   Elect Ronald H. White MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Peoples Energy Corp PGL  711030106  2/25/05  Annual
   1.01   Elect Keith E. Bailey MGMT YES FOR FOR
   1.02   Elect James R. Boris MGMT YES FOR FOR
   1.03   Elect William J. Brodsky MGMT YES FOR FOR
   1.04   Elect Pastora San Juan Cafferty MGMT YES FOR FOR
   1.05   Elect Diana S. Ferguson MGMT YES FOR FOR
   1.06   Elect John W. Higgins MGMT YES FOR FOR
   1.07   Elect Dipak C. Jain MGMT YES FOR FOR
   1.08   Elect Michael E. Lavin MGMT YES FOR FOR
   1.09   Elect Homer J. Livingston Jr. MGMT YES FOR FOR
   1.10   Elect Thomas M. Patrick MGMT YES FOR FOR
   1.11   Elect Richard P. Toft MGMT YES FOR FOR
   1.12   Elect Arthur R. Velasquez MGMT YES FOR FOR
   2.00   Redeem or vote on poison pill SHLDR YES FOR N/A

   Progress Energy Inc PGN  743263105  5/11/05  Annual
   1.01   Elect William O. McCoy MGMT YES FOR FOR
   1.02   Elect John H. Mullin III MGMT YES FOR FOR
   1.03   Elect Carlos A. Saladrigas MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Puget Energy Inc PSD  745310102  5/10/05  Annual
   1.01   Elect William S. Ayer MGMT YES FOR FOR
   1.02   Elect Charles W. Bingham MGMT YES FOR FOR
   1.03   Elect Robert L. Dryden MGMT YES FOR FOR
   1.04   Elect Sally G. Narodick MGMT YES FOR FOR
   2.00   Adopt Stock Incentive Plan MGMT YES AGNST AGNST
   3.00   Adopt director stock award plan MGMT YES AGNST AGNST
   4.00   Ratify selection of auditors MGMT YES FOR FOR

   SBC Communications Inc SBC  78387G103  4/29/05  Annual
   1.01   Elect Gilbert F. Amelio MGMT YES FOR FOR
   1.02   Elect August A. Busch III MGMT YES FOR FOR
   1.03   Elect Martin K. Eby Jr. MGMT YES FOR FOR
   1.04   Elect James A. Henderson MGMT YES FOR FOR
   1.05   Elect Charles F. Knight MGMT YES FOR FOR
   1.06   Elect Lynn M. Martin MGMT YES FOR FOR
   1.07   Elect John B. McCoy MGMT YES FOR FOR
   1.08   Elect Mary S. Metz MGMT YES FOR FOR
   1.09   Elect Toni Rembe MGMT YES FOR FOR
   1.10   Elect S. Donley Ritchey MGMT YES FOR FOR
   1.11   Elect Joyce M. Roche MGMT YES FOR FOR
   1.12   Elect Laura D'Andrea Tyson MGMT YES FOR FOR
   1.13   Elect Patricia P. Upton MGMT YES FOR FOR
   1.14   Elect Edward E. Whitacre Jr. MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Adopt employee stock purchase plan MGMT YES FOR FOR
   4.00   Review political spending or lobbying SHLDR YES ABSTAIN AGNST
   5.00   Link executive pay to social criteria SHLDR YES AGNST FOR
   6.00   Restrict executive compensation SHLDR YES AGNST FOR
   7.00   Eliminate supermajority provision SHLDR YES FOR AGNST

   Sierra Pacific Resources SRP  826428104  5/2/05  Annual
   1.01   Elect Joseph B. Anderson Jr. MGMT YES FOR FOR
   1.02   Elect Krestine M. Corbin MGMT YES FOR FOR
   1.03   Elect Philip G. Satre MGMT YES FOR FOR
   1.04   Elect Clyde T. Turner MGMT YES FOR FOR
   2.00   Redeem or vote on poison pill SHLDR YES FOR AGNST

   Teco Energy Inc TE  872375100  4/27/05  Annual
   1.01   Elect DuBose Ausley MGMT YES FOR FOR
   1.02   Elect James L. Ferman Jr. MGMT YES FOR FOR
   1.03   Elect James O. Welch Jr. MGMT YES FOR FOR
   1.04   Elect Paul L. Whiting MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   WPS Resources Corp WPS  92931B106  5/19/05  Annual
   1.01   Elect Albert J. Budney Jr. MGMT YES FOR FOR
   1.02   Elect James L. Kemerling MGMT YES FOR FOR
   1.03   Elect John C. Meng MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Adopt the 2005 Omnibus Stock Option MGMT YES AGNST AGNST
   4.00   Add shares to the Deferred Compensation Plan MGMT YES FOR FOR

   Xcel Energy Inc XEL  98389B100  5/25/05  Annual
   1.01   Elect Richard H. Anderson MGMT YES FOR FOR
   1.02   Elect C. Coney Burgess MGMT YES FOR FOR
   1.03   Elect A. Barry Hirschfeld MGMT YES FOR FOR
   1.04   Elect Richard C. Kelly MGMT YES FOR FOR
   1.05   Elect Albert F. Moreno MGMT YES FOR FOR
   1.06   Elect Ralph R. Peterson MGMT YES FOR FOR
   1.07   Elect Margaret R. Preska MGMT YES FOR FOR
   1.08   Elect Ronald M. Moquist MGMT YES FOR FOR
   2.00   Adopt the 2005 Omnibus Stock Incentive Plan MGMT YES AGNST
   AGNST
   3.00   Adopt the Executive Annual Incentive Plan MGMT YES FOR FOR
   4.00   Ratify selection of auditors MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund
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       (Registrant)

By:     /s/Ismail Gunes
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       (Signature & Title)

Name:   Ismail Gunes
Title:  Vice President

Date:   August 30, 2005